Goodwill - Schedule of Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Balance beginning		¥ 454
Addition	¥ 621
Impairment loss	(621)	(454)
Balance ending